Investment Objectives and Goals	Mar. 30, 2026
Infrastructure Capital Equity Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Infrastructure Capital Equity Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Infrastructure Capital Equity Income ETF (the “Fund”) seeks to maximize income and pursue total return opportunities.
Infrastructure Capital Small Cap Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Infrastructure Capital Small Cap Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Infrastructure Capital Small Cap Income ETF (the “Fund”) seeks total return through a blended approach of capital appreciation and current income.
Infrastructure Capital Bond Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Infrastructure Capital Bond Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Infrastructure Capital Bond Income ETF (the “Fund”) seeks to maximize current income
Objective, Secondary [Text Block]	with a secondary objective to pursue strategic opportunities for capital appreciation.